American Funds Corporate Bond Fund® Prospectus Supplement November 1, 2019 (for prospectus dated August 1, 2019)

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

Karen Choi, Partner, Capital Fixed Income Investors, serves as a fixed income portfolio manager for the fund. Karen has 21 years of investment experience in total (12 years with Capital Research and Management Company or affiliate). She has less than 1 year of experience in managing the fund and 4 years of prior experience as an investment analyst for the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-355-1119P Printed in USA CGD/AFD/10039-S75392

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Corporate Bond Fund® Statement of Additional Information Supplement November 1, 2019 (for statement of additional information dated August 1, 2019)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
David S. Lee	$100,001 – $500,000	3	$63.5	None		10	$5.72
Scott Sykes	$100,001 – $500,000	None		1	$0.09	1	$0.23
Karen Choi[4]	$500,001 – $1,000,000	1	$20.7	None		None

[4]	Information is as of September 30, 2019.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-351-1119O CGD/10149-S75323